Commitments and Contingencies (Details Narrative)								3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 20, 2019	Dec. 31, 2018 shares	Dec. 20, 2018 USD ($) Integer $ / shares	Nov. 20, 2018 USD ($)	Nov. 09, 2018 shares	Sep. 13, 2017 $ / shares shares	Aug. 22, 2017 USD ($) $ / shares shares	Feb. 28, 2019 USD ($) $ / shares	Feb. 28, 2019 USD ($) $ / shares shares	May 31, 2018 USD ($) $ / shares shares	Aug. 21, 2018 $ / shares
Units sold, value | $ / shares								$ 2.86	$ 2.86	$ 2.86
Number of shares issued under purchase option | shares									750,000	750,000
Underwriter fees										$ 3,250,000
Description of debt instrument priority terms									The Note was secured by a first priority security interest in all personal property and assets of the Company excluding the assets held in escrow with respect to (i) that certain stock purchase agreement with Polar, pursuant to which Polar agreed to sell up to 490,000 shares of the Company's common stock to the Company thirty days after the consummation of the Business Combination and (ii) that certain stock purchase agreement with K2, pursuant to which K2 agreed to sell up to 220,000 shares of the Company's common stock to the Company thirty days after the consummation of the Business Combination.
Number of shares agreed to sell | shares									490,000
Number of conversion of shares | shares					520,000
K2 Principal Fund L.P. [Member]
Number of shares agreed to sell | shares									220,000
Maxim Group LLC [Member] | Securities Exchange Agreement [Member]
Debt forgiveness income			$ 300,000
Secured Promissory Note [Member]
Underwriter fees				$ 20,000
Principal amount of debt instrument				$ 1,800,000				$ 1,800,000	$ 1,800,000
Interest rate for debt default				18.00%
Secured Promissory Note [Member] | May 20, 2019 [Member]
Accrued interest rate of debt instrument				8.00%
Secured Promissory Note [Member] | May 20, 2019 [Member]
Accrued interest rate of debt instrument	12.00%
Secured Promissory Note [Member] | August 21, 2019, through November 20, 2019 [Member]
Accrued interest rate of debt instrument				15.00%
Secured Promissory Note [Member] | After August 21, 2019 [Member]
Interest rate for debt default				12.00%
Series A-1 Exchange Convertible Note [Member]
Number of conversion of shares | shares		193,648
Series A-1 Exchange Convertible Note [Member] | Maxim Group LLC [Member] | Securities Exchange Agreement [Member]
Principal amount of convertible securities			$ 500,000
Interest rate of convertible securities			2.67%
Maturity date of convertible securities			Jun. 20, 2020
Frequency of periodic payment			Payable quarterly
Description of payment terms			The Company may pay the interest in cash or at its sole discretion, in shares of its common stock or a combination of cash and common stock. However, the Company may only pay the interest in shares of its common stock if (i) all the equity conditions specified in the note ("Equity Conditions") have been met (unless waived by the Holder in writing) during the 20 trading days immediately prior to the interest payment date ("Interest Notice Period"), (ii) the Company has provided proper notice pursuant to the terms of the note and (iii) the Company has delivered to the Holder's account certain number of shares of its common stock to be applied against such interest payment prior to (but no more than five trading days before) the Interest Notice Period.
Threshold trading days | Integer			20
Conversion price | $ / shares			$ 1.93
Description of restrictive conversion terms			The Company is not permitted to convert any portion of the Series A-1 Note if doing so results in the Holder beneficially owning more than 4.99% of the outstanding common stock of the Company after giving effect to such conversion, provided that on 61 days' prior written notice from the Holder to the Company, that percentage may increase to 9.99%.
Series A-2 Exchange Convertible Note [Member] | Maxim Group LLC [Member] | Securities Exchange Agreement [Member]
Principal amount of convertible securities			$ 1,000,000
Maturity date of convertible securities			Jun. 20, 2020
Description of conversion terms			Automatically adjusted to the lower of (i) the conversion price then in effect and (ii) the greater of the arithmetic average of the VWAP of the Company's common stock in the five trading days prior to the notice of conversion and $0.50.
Two Exchange Notes [Member] | Maxim Group LLC [Member] | Securities Exchange Agreement [Member]
Debt forgiveness income			$ 1,500,000
Promissory Note [Member] | Maxim Group LLC [Member] | Securities Exchange Agreement [Member]
Principal amount of debt instrument			$ 1,800,000
Underwriter [Member]
Exercise price of warrants | $ / shares								$ 13.00	$ 13.00
Initial Public Offering [Member]
Market value of shares held								$ 15,000,000	$ 15,000,000
Units sold, value | $ / shares								$ 100	$ 100	$ 100
Number of shares issued under purchase option | shares							5,000,000		250,000	750,000
Aggregate exercise price of unit sold to underwriters										$ 260,000
Exercisable price | $ / shares							$ 10.00	11.50	$ 11.50	$ 10.00
Exercise price of warrants | $ / shares							$ 0.01			$ 13.00
Underwriter fees							$ 3,200,000		$ 1,000,000	$ 1,000,000
Over-Allotment Option [Member]
Number of shares issued under purchase option | shares						200,000			26,250	26,250
Aggregate exercise price of unit sold to underwriters										$ 2,990,000
Exercisable price | $ / shares						$ 10.00		$ 10.15	$ 10.15	$ 10.15
Over-Allotment Option [Member] | Underwriters [Member]
Number of shares issued under purchase option | shares									260,000
Aggregate exercise price of unit sold to underwriters									$ 2,990,000
Private Placement [Member]
Number of shares issued under purchase option | shares						7,000			254,500	254,500
Aggregate exercise price of unit sold to underwriters								$ 1,000,003
Exercisable price | $ / shares								$ 10.00	$ 10.00	$ 10.00	$ 0.058